RIGHT OF USE ASSET AND LEASE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF RIGHT OF USE ASSET AND LEASE LIABILITY

Right of use asset	Building
Cost
Balance, January 1, 2023	$730,652
Additions	420,806
Balance, December 31, 2023	1,151,458
Additions	603,725
Lease modification	(439,568)
Effect of changes in foreign exchange rates	(7,749)
Balance, December 31, 2024	1,307,866
Addition	707,618
Lease modification	(160,454)
Effect of changes in foreign exchange rates	36,565
Balance, December 31, 2025	1,891,595

Accumulated Amortization
Balance, January 1, 2023	489,605
Amortization	180,602
Effect of changes in foreign exchange rates	(1,138)
Balance, December 31, 2023	669,069
Amortization	214,165
Lease modification	(273,503)
Balance, December 31, 2024	609,731
Amortization	233,889
Lease modification	(64,304)
Balance, December 31, 2025	779,316

Carrying Amounts
At December 31, 2023	$482,389
At December 31, 2024	$698,135
At December 31, 2025	$1,112,279

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)

8.	RIGHT OF USE ASSET AND LEASE LIABILITY (Continued)

Lease liability
Balance, January 1, 2023	$279,263
Interest expense	53,614
Lease modification	424,021
Lease payments	(252,103)
Effect of changes in foreign exchange rates	7,285
Balance, December 31, 2023	512,080
Interest expense (1)	90,041
Lease modification	(183,251)
Additions	589,063
Lease payments	(255,953)
Effect of changes in foreign exchange rates	(9,562)
Balance, December 31, 2024	742,418
Interest expense (1)	144,046
Lease modification	(109,538)
Additions	690,151
Lease payments	(223,403)
Effect of changes in foreign exchange rates	22,524
Balance, December 31, 2025	$1,266,198
Less current portion	$236,304
Long term portion	$1,029,894

(1)	In addition to the non-cash interest of $90,041, the Company also incurred interest of $12,632 related to its financed insurance costs.